Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

NOTE 19.    Subsequent Events

In May 2026, the Company acquired one senior housing community in Tucson, Arizona for $52 million. Additionally, on May 7, 2026, the Company’s Board of Directors declared a pro rata quarterly common stock cash dividend of $0.0174 per share for the first quarter of 2026 and a quarterly common stock cash dividend of $0.1425 per share for the second quarter of 2026, each payable on June 24, 2026 to stockholders of record as of the close of business on June 12, 2026.

NOTE 17.    Subsequent Events

The Company has evaluated subsequent events through February 27, 2026, the date its financial statements were issued, except for the effects of the formation transactions and the IPO discussed in Note 1 to the financial statements, as to which the date is May 21, 2026. There were no subsequent events other than those described in the Notes to these Combined and Consolidated Financial Statements.